Interest-bearing loans and borrowings - long term - Summary of non convertible debentures (Secured) (Detail) ₨ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨) ₨ / shares shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 INR (₨) shares
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Net of transaction cost	₨ 63,310	$ 760	₨ 71,629
Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Transaction Cost	2,999	36	2,990
Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Net of transaction cost	₨ 60,311	$ 724	₨ 68,639
Tranche One | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Tranche One | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	2,305	2,305	2,655
Net of transaction cost	₨ 2,305	$ 28	₨ 2,655
Interest rate %	9.75%	9.75%
Earliest redemption date	Sep. 30, 2024
Last date of repayment	Oct. 31, 2026
Terms of repayment	Half yearly
Tranche Two | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Tranche Two | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	1,033	1,033	1,728
Net of transaction cost	₨ 1,033	$ 12	₨ 1,728
Interest rate %	9.05%	9.05%
Earliest redemption date	Sep. 30, 2024
Last date of repayment	Sep. 30, 2034
Terms of repayment	Half yearly
Tranche Three | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Tranche Three | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	4,305	4,305	4,012
Net of transaction cost	₨ 4,305	$ 52	₨ 4,013
Interest rate %	9.15%	9.15%
Earliest redemption date	Sep. 30, 2024
Last date of repayment	Sep. 30, 2034
Terms of repayment	Half yearly
Tranche Four | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Four | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	1,445	1,445	1,548
Net of transaction cost	₨ 1,445	$ 17	₨ 1,548
Interest rate %	6.03%	6.03%
Earliest redemption date	Feb. 28, 2025
Last date of repayment	Aug. 22, 2026
Terms of repayment	Yearly
Tranche Five | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Five | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	6,314	6,314	6,765
Net of transaction cost	₨ 6,314	$ 76	₨ 6,765
Interest rate %	6.03%	6.03%
Earliest redemption date	Feb. 28, 2025
Last date of repayment	Aug. 22, 2026
Terms of repayment	Yearly
Tranche Six | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Six | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	3,579	3,579	3,835
Net of transaction cost	₨ 3,579	$ 43	₨ 3,835
Interest rate %	6.03%	6.03%
Earliest redemption date	Feb. 28, 2025
Last date of repayment	Aug. 22, 2026
Terms of repayment	Yearly
Tranche Seven | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Seven | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	10,939	10,939	11,721
Net of transaction cost	₨ 10,939	$ 131	₨ 11,721
Interest rate %	6.03%	6.03%
Earliest redemption date	Feb. 28, 2025
Last date of repayment	Aug. 22, 2026
Terms of repayment	Yearly
Tranche Eight | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Eight | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	1,620	1,620	1,736
Net of transaction cost	₨ 1,620	$ 19	₨ 1,736
Interest rate %	6.03%	6.03%
Earliest redemption date	Feb. 28, 2025
Last date of repayment	Aug. 22, 2026
Terms of repayment	Yearly
Tranche Nine | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Nine | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	3,419	3,419	3,663
Net of transaction cost	₨ 3,419	$ 41	₨ 3,663
Interest rate %	6.03%	6.03%
Earliest redemption date	Feb. 28, 2025
Last date of repayment	Aug. 22, 2026
Terms of repayment	Yearly
Tranche Ten | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Ten | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	4,136	4,136	4,432
Net of transaction cost	₨ 4,136	$ 50	₨ 4,432
Interest rate %	6.03%	6.03%
Earliest redemption date	Feb. 28, 2025
Last date of repayment	Aug. 22, 2026
Terms of repayment	Yearly
Tranche Eleven | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Tranche Eleven | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 100,000
Numbers of NCDs outstanding | shares	25,000	25,000	0
Net of transaction cost	₨ 2,500	$ 30	₨ 0
Interest rate %	9.55%	9.55%
Earliest redemption date	Aug. 11, 2026
Last date of repayment	Aug. 11, 2026
Terms of repayment	Bullet
Tranche Twelve | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Twelve | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 10
Numbers of NCDs outstanding | shares	36,732,513	36,732,513	36,732,513
Net of transaction cost	₨ 367	$ 4	₨ 367
Interest rate %	11.50%	11.50%
Earliest redemption date	Dec. 05, 2052
Last date of repayment	Dec. 05, 2052
Terms of repayment	Bullet
Tranche Thirteen | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Thirteen | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 10
Numbers of NCDs outstanding | shares	26,661,237	26,661,237	26,661,237
Net of transaction cost	₨ 267	$ 3	₨ 267
Interest rate %	11.50%	11.50%
Earliest redemption date	Feb. 16, 2053
Last date of repayment	Feb. 16, 2053
Terms of repayment	Bullet
Tranche Fourteen | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Fourteen | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 10
Numbers of NCDs outstanding | shares	9,594,200	9,594,200	0
Net of transaction cost	₨ 96	$ 1	₨ 0
Interest rate %	11.50%	11.50%
Earliest redemption date	Nov. 09, 2053
Last date of repayment	Nov. 09, 2053
Terms of repayment	Bullet
Tranche Fifteen | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Fifteen | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 10
Numbers of NCDs outstanding | shares	23,598,000	23,598,000	0
Net of transaction cost	₨ 236	$ 3	₨ 0
Interest rate %	11.50%	11.50%
Earliest redemption date	Nov. 09, 2053
Last date of repayment	Nov. 09, 2053
Terms of repayment	Bullet
Tranche Sixteen | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Sixteen | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 100,000
Numbers of NCDs outstanding | shares	20,000	20,000	20,000
Net of transaction cost	₨ 2,000	$ 24	₨ 2,000
Interest rate %	9.30%	9.30%
Earliest redemption date	Jun. 01, 2026
Last date of repayment	Jun. 01, 2026
Terms of repayment	Bullet
Tranche Seventeen | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Tranche Seventeen | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 100,000
Numbers of NCDs outstanding | shares	1,500	1,500	0
Net of transaction cost	₨ 150	$ 2	₨ 0
Interest rate %	10.24%	10.24%
Earliest redemption date	May 25, 2026
Last date of repayment	May 25, 2026
Terms of repayment	Bullet
Tranche Eighteen | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Tranche Eighteen | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 100,000
Numbers of NCDs outstanding | shares	3,400	3,400	0
Net of transaction cost	₨ 340	$ 4	₨ 0
Interest rate %	10.03%	10.03%
Earliest redemption date	Nov. 08, 2024
Last date of repayment	Nov. 08, 2024
Terms of repayment	Bullet
Tranche Nineteen | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Tranche Nineteen | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 100,000
Numbers of NCDs outstanding | shares	2,600	2,600	0
Net of transaction cost	₨ 260	$ 3	₨ 0
Interest rate %	10.03%	10.03%
Earliest redemption date	Jan. 23, 2025
Last date of repayment	Jan. 23, 2025
Terms of repayment	Bullet
Tranche Twenty | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Tranche Twenty | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 100,000
Numbers of NCDs outstanding | shares	80,000	80,000	0
Net of transaction cost	₨ 8,000	$ 96	₨ 0
Interest rate %	10.18%	10.18%
Earliest redemption date	Apr. 30, 2025
Last date of repayment	Apr. 30, 2025
Terms of repayment	Bullet
Tranche Twenty One | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Tranche Twenty One | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 100,000
Numbers of NCDs outstanding | shares	70,000	70,000	0
Net of transaction cost	₨ 7,000	$ 84	₨ 0
Interest rate %	9.90%	9.90%
Earliest redemption date	Dec. 31, 2024
Last date of repayment	Apr. 30, 2027
Terms of repayment	Yearly
Tranche Twenty Two | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Twenty Two | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	0	0	5,159
Net of transaction cost	₨ 0	$ 0	₨ 5,159
Interest rate %	8.46%	8.46%
Earliest redemption date	Jan. 31, 2024
Last date of repayment	Jan. 31, 2024
Terms of repayment	Bullet
Tranche Twenty Three | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Twenty Three | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	0	0	1,747
Net of transaction cost	₨ 0	$ 0	₨ 1,747
Interest rate %	8.46%	8.46%
Earliest redemption date	Jan. 31, 2024
Last date of repayment	Jan. 31, 2024
Terms of repayment	Bullet
Tranche Twenty Four | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Twenty Four | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	0	0	1,674
Net of transaction cost	₨ 0	$ 0	₨ 1,674
Interest rate %	8.46%	8.46%
Earliest redemption date	Jan. 31, 2024
Last date of repayment	Jan. 31, 2024
Terms of repayment	Bullet
Tranche Twenty Five | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Twenty Five | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	0	0	440
Net of transaction cost	₨ 0	$ 0	₨ 440
Interest rate %	8.46%	8.46%
Earliest redemption date	Jan. 31, 2024
Last date of repayment	Jan. 31, 2024
Terms of repayment	Bullet
Tranche Twenty Six | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Twenty Six | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	0	0	5,948
Net of transaction cost	₨ 0	$ 0	₨ 5,948
Interest rate %	8.46%	8.46%
Earliest redemption date	Jan. 31, 2024
Last date of repayment	Jan. 31, 2024
Terms of repayment	Bullet
Tranche Twenty Seven | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Twenty Seven | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	0	0	2,972
Net of transaction cost	₨ 0	$ 0	₨ 2,972
Interest rate %	8.46%	8.46%
Earliest redemption date	Jan. 31, 2024
Last date of repayment	Jan. 31, 2024
Terms of repayment	Bullet
Tranche Twenty Eight | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Twenty Eight | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	0	0	1,197
Net of transaction cost	₨ 0	$ 0	₨ 1,197
Interest rate %	8.46%	8.46%
Earliest redemption date	Jan. 31, 2024
Last date of repayment	Jan. 31, 2024
Terms of repayment	Bullet
Tranche Twenty Nine | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Twenty Nine | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	0	0	1,189
Net of transaction cost	₨ 0	$ 0	₨ 1,189
Interest rate %	8.46%	8.46%
Earliest redemption date	Jan. 31, 2024
Last date of repayment	Jan. 31, 2024
Terms of repayment	Bullet
Tranche Thirty | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Thirty | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	0	0	1,188
Net of transaction cost	₨ 0	$ 0	₨ 1,188
Interest rate %	8.46%	8.46%
Earliest redemption date	Jan. 31, 2024
Last date of repayment	Jan. 31, 2024
Terms of repayment	Bullet
Tranche Thirty One | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Thirty One | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	0	0	1,199
Net of transaction cost	₨ 0	$ 0	₨ 1,199
Interest rate %	8.46%	8.46%
Earliest redemption date	Jan. 31, 2024
Last date of repayment	Jan. 31, 2024
Terms of repayment	Bullet
Tranche Thirty Two | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Thirty Two | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	0	0	1,196
Net of transaction cost	₨ 0	$ 0	₨ 1,196
Interest rate %	8.46%	8.46%
Earliest redemption date	Jan. 31, 2024
Last date of repayment	Jan. 31, 2024
Terms of repayment	Bullet